Note 10 - Lease (Tables)	3 Months Ended
Mar. 31, 2019
Notes Tables
Operating Lease, Supplement Balance Sheet Information [Table Text Block]
As of March 31, 2019
$
Operating lease right-of-use asset	3,054
Current portion of operating lease liabilities	686
Operating lease liabilities	2,427
Total lease liabilities	3,113

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
$
Nine months ending December 31, 2019	668
Year ending December 31, 2020	780
Year ending December 31, 2021	786
Year ending December 31, 2022	789
Year ending December 31, 2023	793
Total lease payments	3,816
Less imputed interest	(703)

Present value of lease liabilities	3,113

Lease, Cost [Table Text Block]
Three months ended March 31, 2019
$
Operating cash flows used in operating lease	124
As of March 31, 2019
Weighted average remaining lease term (years)	4.65
Weighted average discount rate	9.05%

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
$
Year ending December 31, 2019	792
Year ending December 31, 2020	798
Year ending December 31, 2021	786
Year ending December 31, 2022	789
Year ending December 31, 2023	793
Total	3,958